Fees Summary	Apr. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,376,400.00
Total Fee Amount	3,918.78
Total Offset Amount	0.00
Net Fee	$ 3,918.78
Offering Table N/A
Offset Table N/A	N/A